Restricted Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Restricted Cash and Cash Equivalents

4.  Restricted Cash and Cash Equivalents

Included in restricted cash and cash equivalents is US$5.0 million related to an insurance policy at 31 March 2017 and 2016, which restricts the cash from use for general corporate purposes.